Accounts Receivable, Net (Tables) - Trade receivables [member]	12 Months Ended
Dec. 31, 2017
Summary of Accounts Receivable, Net

Accounts receivable, net, are analyzed as follows:

		December 31,
	Note	2016	2017
		RMB	RMB
		(restated)
Accounts receivable
Third parties		22,958	23,762
China Telecom Group	(i)	966	1,502
China Tower		10	5
Other telecommunications operators in the PRC		933	669

		24,867	25,938
Less: Allowance for doubtful debts		(3,402)	(3,842)

		21,465	22,096

Note:

(i)	China Telecommunications Corporation together with its subsidiaries other than the Group are referred to as “China Telecom Group”.

Changes in Allowance for Doubtful Debts

The following table summarizes the changes in allowance for doubtful debts for each of the years in the three-year period ended December 31, 2017:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
		(restated)
At beginning of year	2,478	2,935	3,402
Impairment losses for doubtful debts	2,172	2,203	1,962
Accounts receivable written off	(1,715)	(1,736)	(1,522)

At end of year	2,935	3,402	3,842

Ageing Analysis of Accounts Receivable not Impaired

Ageing analysis of accounts receivable that are not impaired is as follows:

	December 31,
	2016	2017
	RMB	RMB
	(restated)
Not past due	19,418	19,623

Less than 1 month past due	1,180	1,518
1 to 3 months past due	867	955

Amounts past due	2,047	2,473

	21,465	22,096

Telephone and Internet subscribers [member]
Summary of Accounts Receivable, Net

Ageing analysis of accounts receivable from telephone and Internet subscribers based on the billing dates is as follows:

	December 31,
	2016	2017
	RMB	RMB
Current, within 1 month	9,993	9,323
1 to 3 months	2,179	2,607
4 to 12 months	1,763	1,780
More than 12 months	761	878

	14,696	14,588
Less: Allowance for doubtful debts	(2,427)	(2,603)

	12,269	11,985

Other telecommunications operators and enterprise customers [member]
Summary of Accounts Receivable, Net

Ageing analysis of accounts receivable from other telecommunications operators and enterprise customers based on date of rendering of services is as follows:

	December 31,
	2016	2017
	RMB	RMB
	(restated)
Current, within 1 month	3,671	4,421
1 to 3 months	1,895	1,973
4 to 12 months	2,360	2,644
More than 12 months	2,245	2,312

	10,171	11,350
Less: Allowance for doubtful debts	(975)	(1,239)

	9,196	10,111